OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Other Current Liabilities	OTHER CURRENT LIABILITIES
Other current liabilities includes the following:

(in thousands of $)	June 30,	December 31,
	2022	2021
Accrued expenses	14,563	12,607
Deferred charter revenue	28,551	26,873
Other current liabilities	39	2,901
Provisions	279	606
Total other current liabilities	43,432	42,987